Fair Value (Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Carrying Amount
Assets :
Short-term investments in debt and equity securities	[1]	¥ 101,566	¥ 95,237
Long-term investments in debt and equity securities	[1]	1,131,403	1,051,638
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	[1]	14,125	16,263
Total	[1]	1,247,094	1,163,138
Liabilities :
Long-term debt (including due within one year)	[2]	27,631	27,322
Total	[2]	27,631	27,322
Fair Value
Assets :
Short-term investments in debt and equity securities	[1]	101,644	95,281
Long-term investments in debt and equity securities	[1]	1,130,951	1,051,547
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	[1]	14,125	16,263
Total	[1]	1,246,720	1,163,091
Liabilities :
Long-term debt (including due within one year)	[2]	27,631	27,322
Total	[2]	¥ 27,631	¥ 27,322

[1]	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2015 and 2016 were ¥13,651 million and ¥13,514 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 2.
[2]	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.